Commitments and Contingencies (Contractual Obligation) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Contractual Obligation [Line Items]
2022	$ 51,462
2023	15,590
2024	3,347
2025	37
2026	0
Thereafter	0
Total Payments Required	70,436
Royalties and expenditures for licensed content of games [Member]
Contractual Obligation [Line Items]
2022	15,976
2023	13,512
2024	2,746
2025	0
2026	0
Thereafter	0
Total Payments Required	32,234
Purchase of bandwidth [Member]
Contractual Obligation [Line Items]
2022	14,418
2023	1,029
2024	455
2025	0
2026	0
Thereafter	0
Total Payments Required	15,902
Purchase of content and services - others
Contractual Obligation [Line Items]
2022	7,530
2023	389
2024	43
2025	0
2026	0
Thereafter	0
Total Payments Required	7,962
Purchase of content and services - video
Contractual Obligation [Line Items]
2022	6,387
2023	0
2024	0
2025	0
2026	0
Thereafter	0
Total Payments Required	6,387
Operating lease obligations [Member]
Contractual Obligation [Line Items]
2022	3,355
2023	660
2024	103
2025	37
2026	0
Thereafter	0
Total Payments Required	4,155
Others [Member]
Contractual Obligation [Line Items]
2022	3,796
2023	0
2024	0
2025	0
2026	0
Thereafter	0
Total Payments Required	$ 3,796